Business Description (Details) - Ordinary Shares [Member] - USD ($)	Jan. 26, 2026	May 10, 2024	Apr. 22, 2024	May 29, 2026	Dec. 31, 2025
Business Description [Line Items]
Number of shares issued (in Shares)			5,250
Ordinary shares, par value	$ 0.002		$ 0.002		$ 0.002
Offering price per share			$ 800
Gross proceeds (in Dollars)			$ 4,200,000
Consideration received on after dedication (in Dollars)		$ 3,293,096
Reverse share splits ratios	1-for-200
Minimum [Member]
Business Description [Line Items]
Ordinary shares, par value				$ 0.00005
Maximum [Member]
Business Description [Line Items]
Ordinary shares, par value				$ 0.002
Over-Allotment Option [Member]
Business Description [Line Items]
Number of shares issued (in Shares)		788
Ordinary shares, par value		$ 0.002
Offering price per share		$ 800
Gross proceeds (in Dollars)		$ 630,000